10. SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Subsequent Events [Abstract]
NOTE 10 - SUBSEQUENT EVENTS

Management has evaluated subsequent events and the impact on the reported results and disclosures and has concluded that no other significant events require disclosure as of the date these financial statements were issued.

Management has evaluated subsequent events and the impact on the reported results and disclosures and has concluded that no other significant events require disclosure as of the date these financial statements were issued.